Expense Example {- Treasury Portfolio} - 03.31 FIMM Funds Class 4 Combo PRO-12 - Treasury Portfolio - Class IV	May 28, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	223
5 years	391
10 years	$ 879